Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Parentheticals)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2024 ¥ / shares shares	Jun. 30, 2023 ¥ / shares shares	Jun. 30, 2022 ¥ / shares shares
Income Statement [Abstract]
Net profit per share diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.04)	¥ (0.27)	¥ 0.79	$ 0.25	¥ 0.78	¥ 0.15	¥ 1.12
Weighted average shares outstanding used in calculating diluted loss per share (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000